INTANGIBLE ASSETS (Tables)	21 Months Ended
Sep. 30, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of intangible assets

	September 30, 2024	December 31, 2023
Patents and licenses	$2,528,470	$2,267,251
Other	5,017	5,017
	2,533,487	2,272,268
Less: accumulated amortization	(1,243,648)	(1,103,645)
Intangible assets, net	$1,289,839	$1,168,623

Schedule of future amortization of intangible assets

2024	$52,214
2025	208,857
2026	208,857
2027	208,857
2028 and beyond	611,054
Total	$1,289,839